INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

As at December 31, 2025 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,585	960	29	654
Other	5	5	—	—
	1,590	965	29	654

As at December 31, 2024 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,481	872	51	660
Other	6	5	—	1
	1,487	877	51	661
Financing charges capitalized on intangible assets under development were $3 million in 2025 (2024 - $4 million). The estimated annual amortization expense for intangible assets is as follows: 2026 - $91 million; 2027 - $88 million; 2028 - $83 million; 2029 - $74 million; and 2030 - $66 million.